IFRSs and interpretations to be adopted and other adjustments (Narrative) (Detail)	12 Months Ended
Dec. 31, 2017
IFRS 9, Financial Instruments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
Discussion of impact that initial application of new IFRS is expected to have on financial	In line with transitional provisions in IFRS 9, UBS will recognize an estimated pre-tax transition impact of CHF 0.7 billion, as well as a tax credit of CHF 0.1 billion, resulting in a net reduction of CHF 0.6 billion in UBS’s IFRS consolidated equity. Approximately half of this amount is attributable to the classification and measurement changes, arising predominantly from the change in measurement basis of certain financial assets that no longer qualify for amortized cost accounting due to their cash flow characteristics. The remainder of the reduction results from recognizing expected credit losses on all in-scope transactions, with the majority of the impact driven by the private and commercial mortgage portfolio in Switzerland within the Group’s Personal & Corporate Banking division. As permitted by IFRS 9, UBS will not restate prior-period data.
IFRS 15, Revenue from Contracts with Customers
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
Discussion of impact that initial application of new IFRS is expected to have on financial	UBS will adopt the standard on a modified retrospective basis that does not require comparatives to be restated. Instead, the cumulative effect of initially applying the standard will be recognized as an adjustment to the opening balance of retained earnings. The transition adjustment will not be material. IFRS 15 will result in a deferral of some performance-based fees in Asset Management and research revenues in the Investment Bank. However, the impact on Group’s revenues is not expected to be material. UBS will also present certain fee and commission income and expense on a gross basis, rather than net basis, if UBS is acting as a principal. Fee and commission income will be reported in the income statement separately from Fee and commission expense. The supporting note disclosure for fee and commission income will be enhanced to provide more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers
IFRS 16, Leases.
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2019
Discussion of impact that initial application of new IFRS is expected to have on financial	UBS expects to report an increase in assets and liabilities from adoption as of 1 January 2019 in line with its disclosure of undiscounted operating lease commitments as set out in Note 31.
IAS 28, Investments in Associates and Joint Ventures
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
Amendments to IFRS 2, Share-based Payment
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2018
IFRIC 22, Foreign Currency Transactions and Advance Consideration
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2018
IFRIC 23, Uncertainty over Income Tax Treatments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Annual Improvements to IFRSs 2015-2017 Cycle
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 19, Employee benefits
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2019
UBS AG | IFRS 9, Financial Instruments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
Discussion of impact that initial application of new IFRS is expected to have on financial	In line with transitional provisions in IFRS 9, UBS will recognize an estimated pre-tax transition impact of CHF 0.7 billion, as well as a tax credit of CHF 0.1 billion, resulting in a net reduction of CHF 0.6 billion in UBS’s IFRS consolidated equity. Approximately half of this amount is attributable to the classification and measurement changes, arising predominantly from the change in measurement basis of certain financial assets that no longer qualify for amortized cost accounting due to their cash flow characteristics. The remainder of the reduction results from recognizing expected credit losses on all in-scope transactions, with the majority of the impact driven by the private and commercial mortgage portfolio in Switzerland within the Group’s Personal & Corporate Banking division. As permitted by IFRS 9, UBS will not restate prior-period data.
UBS AG | IFRS 15, Revenue from Contracts with Customers
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
Discussion of impact that initial application of new IFRS is expected to have on financial	UBS will adopt the standard on a modified retrospective basis that does not require comparatives to be restated. Instead, the cumulative effect of initially applying the standard will be recognized as an adjustment to the opening balance of retained earnings. The transition adjustment will not be material. IFRS 15 will result in a deferral of some performance-based fees in Asset Management and research revenues in the Investment Bank. However, the impact on Group’s revenues is not expected to be material. UBS will also present certain fee and commission income and expense on a gross basis, rather than net basis, if UBS is acting as a principal. Fee and commission income will be reported in the income statement separately from Fee and commission expense. The supporting note disclosure for fee and commission income will be enhanced to provide more information on the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers
UBS AG | IFRS 16, Leases.
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2019
Discussion of impact that initial application of new IFRS is expected to have on financial	UBS expects to report an increase in assets and liabilities from adoption as of 1 January 2019 in line with its disclosure of undiscounted operating lease commitments as set out in Note 31.
UBS AG | IAS 28, Investments in Associates and Joint Ventures
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2018
UBS AG | Amendments to IFRS 2, Share-based Payment
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2018
UBS AG | IFRIC 22, Foreign Currency Transactions and Advance Consideration
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2018
UBS AG | IFRIC 23, Uncertainty over Income Tax Treatments
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
UBS AG | Annual Improvements to IFRSs 2015-2017 Cycle
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
UBS AG | Amendments to IAS 19, Employee benefits
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2019
Date as at which UBS plans to adopt new IFRS	Jan. 01, 2019